CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 3,131,624	$ 491,420	¥ 6,019,681	¥ 6,845,580
Cost of revenues	(3,013,467)	(472,878)	(5,138,285)	(5,648,633)
Gross profit	118,157	18,542	881,396	1,196,947
Operating expenses:
Fulfillment expenses	(125,170)	(19,642)	(185,473)	(190,503)
Marketing expenses	(214,299)	(33,628)	(279,207)	(480,442)
Technology and content development expenses	(100,136)	(15,714)	(113,542)	(101,477)
General and administrative expenses	(299,101)	(46,935)	(267,841)	(208,052)
Total operating expenses	(738,706)	(115,919)	(846,063)	(980,474)
Income (loss) from operations	(620,549)	(97,377)	35,333	216,473
Other income (expenses):
Interest income	843	132	4,851	9,420
Interest expenses	(138,927)	(21,801)	(129,276)	(118,867)
Foreign currency exchange (losses) gain	128	20	(5,446)	(3,426)
Change in fair value of financial instruments | ¥			938	20,660
Others	23,690	3,717	12,786	68,837
Income (loss) before income tax	(734,815)	(115,309)	(80,814)	193,097
Income tax (expenses) benefit	169,083	26,533	(6,603)	(31,426)
Net income (loss)	(565,732)	(88,776)	(87,417)	161,671
Less: Gain (loss) attributable to redeemable non-controlling interest	(120)	(19)	1,165	1,120
Less: Gain (loss) attributable to non-redeemable non-controlling interest	(359)	(56)	(16,718)	5,499
Net income (loss) attributable to Secoo Holding Limited	(565,253)	(88,701)	(71,864)	155,052
Accretion to redeemable non-controlling interest redemption value	(500)	(78)	(500)	(629)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	(565,753)	(88,779)	(72,364)	154,423
Comprehensive income
Net income (loss)	(565,732)	(88,776)	(87,417)	161,671
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	29,324	4,602	62,189	(19,955)
Total other comprehensive (loss) income, net of income taxes	29,324	4,602	62,189	(19,955)
Comprehensive income (loss)	(536,408)	(84,174)	(25,228)	141,716
Less: Comprehensive income attributable to redeemable non-controlling interest	290	46	186	1,121
Less: Comprehensive income (loss) attributable to non-redeemable non-controlling interest	239	38	(15,973)	5,671
Comprehensive income (loss) attributable to ordinary shareholders of Secoo Holding Limited	¥ (536,937)	$ (84,258)	¥ (9,441)	¥ 134,924
Net income (loss) per Class A and Class B ordinary share
-Basic | (per share)	¥ (16.02)	$ (2.51)	¥ (2.36)	¥ 6.15
-Diluted | (per share)	¥ (16.02)	$ (2.51)	¥ (2.36)	¥ 5.89
Weighted average number of Class A and Class B ordinary shares outstanding used in computing net income (loss) per share
-Basic	35,326,281	35,326,281	30,629,608	25,122,199
-Diluted	35,326,281	35,326,281	30,629,608	26,221,104
Merchandise sales
Revenues:
Total revenues	¥ 2,986,044	$ 468,575	¥ 5,790,248	¥ 6,609,874
Marketplace and other services
Revenues:
Total revenues	¥ 145,580	$ 22,845	¥ 229,433	¥ 235,706